Notes Payable (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Interest Expense, Notes Payable	$ 0	$ 9,124	$ 22,397	$ 79,488
Amortization of Financing Costs	$ 5,842	$ 4,485	$ 27,962	$ 25,923